Consolidated Balance Sheets	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 27,719,634	¥ 190,586,342	¥ 53,478,494
Accounts receivable, net	63,964	439,783	52,907
Prepaid expenses and other current assets	1,139,712	7,836,092	3,270,988
Loan receivable	2,113,691	14,532,685
Current assets of discontinued operations			310,014,014
Total current assets	31,037,001	213,394,902	366,816,403
Long-term investments	9,656,156	66,390,898	70,021,700
Property and equipment, net	5,444,075	37,430,741	42,302,632
Intangible assets, net	2,490,376	17,122,578	5,745,565
Other assets	116,305	799,652	4,004,039
Non-current assets of discontinued operations			79,551,168
Total assets	48,743,913	335,138,771	568,441,507
Current liabilities:
Accrued expenses and other payables (including accrued expenses and other payables of VIE without recourse to the Company of nil and RMB 455,577 as of December 31, 2017 and 2018, respectively)	2,634,272	18,111,939	28,018,521
Deferred revenues	237,652	1,633,976	2,026,319
Current liabilities of discontinued operations			111,721,090
Total current liabilities	2,871,924	19,745,915	141,765,930
Non-current liabilities of discontinued operations			25,298,567
Total liabilities	2,871,924	19,745,915	167,064,497
Mezzanine equity-redeemable non-controlling interests	5,702,657	39,208,619	36,304,276
Shareholders' equity:
Common shares: Par value USD 0.01, authorized: 500,000,000 shares Issued: 49,007,244 and 48,177,742 shares as of December 31, 2017 and 2018, respectively Outstanding: 45,796,886 shares as of December 31, 2017 and 2018	514,126	3,534,871	3,534,871
Treasury shares-585,358 common shares as of December 31, 2017 and 2018, at cost	(4,034,190)	(27,737,073)	(27,737,073)
Additional paid-in capital	59,660,532	410,195,990	389,897,690
Accumulated other comprehensive loss	(5,568,812)	(38,288,364)	(26,850,955)
Retained earnings (accumulated deficits)	(10,455,760)	(71,888,585)	25,884,905
Total shareholders' equity attributable to ATA Inc.	40,115,896	275,816,839	364,729,438
Non-redeemable non-controlling interests	53,436	367,398	343,296
Total shareholders' equity	40,169,332	276,184,237	365,072,734
Commitments and contingencies
Total liabilities, mezzanine equity and shareholders' equity	$ 48,743,913	¥ 335,138,771	¥ 568,441,507